Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,325,350.00
Previously Paid Amount	0.00
Total Fee Amount	1,580.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,580.81
Narrative - Max Aggregate Offering Price	$ 10,325,350.00
Final Prospectus	true